Related-party Transactions - Summary of Number of Performance Shares Conditionally Awarded (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Average closing share price	$ 59.49	$ 37.42	$ 29.16	$ 27.95